Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Trading Symbol	CSAN
Entity Registrant Name	COSAN S.A.
Entity Central Index Key	0001430162
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	No
Entity Common Stock, Shares Outstanding	382,460,962
Title of 12(b) Security	Common shares, no par value
Security Exchange Name	NYSE
Entity Address, Country	BR